Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2016
Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY Spectrum Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and growth of income with current income a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund broadly diversifies its assets among a set of T. Rowe Price mutual funds representing specific market segments. The fund, which normally invests in a variety of domestic and international equity funds and, from time to time, a money market fund, seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund can invest in funds holding U.S. and international stocks, small-cap, mid-cap, and large-cap stocks, and growth and value stocks.

Within the ranges shown in the following table, the portfolio manager decides how much of the fund's assets to allocate to underlying fund investments based on the outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

Asset Allocation Ranges for Underlying Funds
Spectrum Growth Fund	Investment Range
Blue Chip Growth	5%-25%
Emerging Markets Stock	0%-10%
Equity Income	5%-25%
Growth Stock	5%-25%
International Discovery	0%-10%
International Growth & Income	0%-20%
International Stock	0%-20%
Mid-Cap Growth	0%-15%
Mid-Cap Value	0%-15%
New Horizons	0%-15%
Real Assets	0%-10%
Small-Cap Value	0%-15%
U.S. Treasury Money	0%-25%
Value	5%-25%

		The fund may sell shares of the underlying funds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

International investing risk Investing in funds that hold the securities of non-U.S. issuers involves special risks not typically associated with investing in funds that hold the securities of U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markings, and the imposition of local taxes and restrictions on gaining access to sales proceeds for foreign investors.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Market capitalization risk Because the fund may invest in funds that hold companies of any size, its share price could be more volatile than a fund that has exposure to only large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

		Risks of bond and money market investing Bonds and money market securities have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Generally, securities with longer maturities or durations and funds with longer weighted average maturities or durations carry greater interest rate risk. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. Credit risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that an underlying fund may not be able to sell a holding in a timely manner at a desired price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table provide some indication of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table provide some indication of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Spectrum Growth Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	21.62%
Worst Quarter	12/31/08	-24.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Spectrum Growth Fund | Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	$ 20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[1]
1 year	rr_ExpenseExampleYear01	$ 81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	$ 978
2006	rr_AnnualReturn2006	16.37%
2007	rr_AnnualReturn2007	8.65%
2008	rr_AnnualReturn2008	(41.52%)
2009	rr_AnnualReturn2009	40.94%
2010	rr_AnnualReturn2010	16.88%
2011	rr_AnnualReturn2011	(3.60%)
2012	rr_AnnualReturn2012	18.13%
2013	rr_AnnualReturn2013	28.59%
2014	rr_AnnualReturn2014	5.60%
2015	rr_AnnualReturn2015	0.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.66%)
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Spectrum Growth Fund | Returns after taxes on distributions | Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Spectrum Growth Fund | Returns after taxes on distributions and sale of fund shares | Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Spectrum Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	12.18%
10 Years	rr_AverageAnnualReturnYear10	7.35%
Spectrum Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Spectrum Growth Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.91%)	[3]
5 Years	rr_AverageAnnualReturnYear05	9.22%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.06%	[3]
Spectrum Growth Fund | Lipper Multi-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years	rr_AverageAnnualReturnYear10	6.49%

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged blended benchmark that was composed of the S&P 500 Index (ranging from 80%-87.5%) and the MSCI EAFE Index (ranging from 12.5%-20%) through 8/31/08. From 9/1/08 through 4/30/11, the blended benchmark was composed of 80% the Russell 3000 Index and 20% the MSCI All Country World ex USA Index. From 5/1/11 through 7/31/12, the blended benchmark was composed of the Russell 3000 Index (ranging from 80%-70%) and the MSCI All Country World ex USA Index (ranging from 20%-30%). From 8/1/12 through 3/10/15, the blended benchmark was composed of 70% the Russell 3000 Index and 30% the MSCI All Country World ex USA Index. Since 3/11/15, the blended benchmark has been composed of 70% the Russell 3000 Index and 30% the MSCI All Country World ex USA Investable Market Index (IMI). The indices and percentages may vary over time.